Apr. 06, 2017
American Funds Balanced Portfolio SM
American Funds Balanced Portfolio SM
Prospectus Supplement April 7, 2017
For the following funds with prospectuses dated April 7, 2017:
American Funds Portfolio SeriesSM

1.	The following language is added to the end of the paragraph preceding the Fee and expense table:

“and in the sales charge waiver appendix to this prospectus.”

Keep this supplement with your prospectus.